Non-current assets - receivables	6 Months Ended
Dec. 31, 2025
Non-current assets - receivables [Abstract]
Non-current assets - receivables	Note 9. Non-current assets - receivables
	31-Dec-25	30-Jun-25
	$'000	$'000

Other debtors	289	289
Non-current other debtors represent security deposits.